Property, Plant and Equipment - Reconciliation of lease liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment
Balance at beginning of year	$ 7,160	$ 11,380
Change from financing activities:
Payment of lease liabilities	(3,160)	(5,032)
Total change from financing activities	(3,160)	(5,032)
Other changes:
New lease	840	1,758
Interest expense	160	216
Interest paid	(160)	(216)
Lease modifications	(1,577)	(1,624)
Effect of exchange rate changes	955	678
Total liability-related other changes	218	812
Balance at end of year	$ 4,218	$ 7,160